                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (FORMERLY THE TRAVELERS INSURANCE COMPANY)
               METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
               (FORMERLY THE TRAVELERS LIFE AND ANNUITY COMPANY)
             METLIFE OF CT FUND UL II FOR VARIABLE LIFE INSURANCE

                             METLIFE VARIABLE LIFE
                       METLIFE VARIABLE LIFE ACCUMULATOR
                 METLIFE VARIABLE LIFE ACCUMULATOR (SERIES 2)
                 METLIFE VARIABLE LIFE ACCUMULATOR--SERIES III
                     METLIFE VARIABLE SURVIVORSHIP LIFE II
                      METLIFE VARIABLE SURVIVORSHIP LIFE
                                    INVEST
                                MARKETLIFE/SM/

                      SUPPLEMENT DATED NOVEMBER 13, 2006
                                    TO THE
        PROSPECTUSES DATED MAY 2, 2005 AND MAY 1, 2006, AS SUPPLEMENTED

This supplements the information contained in the Prospectuses for the variable life insurance policies listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1. VARIABLE FUNDING OPTION SUBSTITUTION

Effective on or about November 13, 2006, the Replacement Funds in the table below were substituted for the corresponding Prior Funds (one or both of which was available under each of the Policies).

For existing Policy Owners the substitution had no effect on the cash value in the Variable Funding Option. However, the number of units received in the Replacement Fund may be different than the number of units held in the Prior Fund, due to differences in the unit values. Any elections existing Policy Owners had on file for the Prior Fund for the allocation of account value and deductions have been redirected to the corresponding Replacement Fund. References in the Prospectus and Statement of Additional Information to the Prior Fund shall be deemed to refer to the Replacement Fund, including references to the Monitored Portfolios in the "TRANSFERS" section of the Prospectus.

PRIOR FUND                                            REPLACEMENT FUND
----------                                            ----------------
Lazard Retirement Small Cap Portfolio--Service Shares Third Avenue Small Cap Value Portfolio--Class B
Templeton Growth Securities Fund--Class 1             Oppenheimer Global Equity Portfolio--Class A

The following information is added, as applicable, to the table in the "FUND FEES AND EXPENSES" section of the Prospectus and replaces such information for the corresponding Prior Fund:

                                          DISTRIBUTION            TOTAL    CONTRACTUAL   NET TOTAL
                                             AND/OR              ANNUAL     FEE WAIVER    ANNUAL
UNDERLYING                     MANAGEMENT   SERVICE     OTHER   OPERATING AND/OR EXPENSE OPERATING
FUND:                             FEE     (12B-1) FEES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
----------                     ---------- ------------ -------- --------- -------------- ---------
MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value
   Portfolio--Class B.........    0.75%       0.25%      0.05%    1.05%         --         1.05%
METROPOLITAN SERIES FUND, INC.
 Oppenheimer Global Equity
   Portfolio--Class A.........    0.60%         --       0.33%    0.93%         --         0.93%

The following information is added, as applicable, to the table that appears under "THE FUNDS" section of the Prospectus and replaces such information for the corresponding Prior Fund:

                                                                                      INVESTMENT
FUNDING OPTION                                 INVESTMENT OBJECTIVE               ADVISER/SUBADVISER
--------------                         -------------------------------------  ---------------------------
MET INVESTORS SERIES TRUST
  Third Avenue Small Cap Value
   Portfolio--Class B................. Long-term capital appreciation.        Third Avenue Management LLC
METROPOLITAN SERIES FUND, INC.
  Oppenheimer Global Equity
   Portfolio--Class A................. Capital appreciation.                  OppenheimerFunds, Inc.

2. MERGER OF PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Effective on or about October 20, 2006, the principal underwriter and distributor of the Policies, MLI Distribution LLC merged with and into MetLife Investors Distribution Company. MetLife Investors Distribution Company is a wholly-owned subsidiary of MetLife Investors Group, Inc., which in turn is a wholly-owned subsidiary of MetLife, Inc. MetLife Investors Distribution Company's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. It is not anticipated that the merger will have an impact on the distribution of the Policies or the level of compensation paid in connection with such distribution. References in the Prospectus and Statement of Additional Information to the principal underwriter and distributor of the Policies shall be deemed to refer to MetLife Investors Distribution Company.